BANK LOANS AND FACILITIES (Schedule of Bank Loans) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Total bank loans	$ 9,243,995	$ 13,847,031
Less: Amount due within one year shown under current liabilities	9,243,995	13,847,031
Amount due after one year shown under non-current liabilities
Revolving Credit Facility 1 [Member]
Short-term Debt [Line Items]
Total bank loans	$ 9,243,995